Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payments
Schedule of activities under different pools of warrants

Number of options	Weighted average exercise price	Total	February 02, 2017	December 07, 2015	December 16, 2013	March 20, 2013	March 20, 2013	July 6, 2012	March 12, 2010	June 19, 2009	March 20, 2008	February 26, 2007
Number of options created	—	—	5,505,477	2,250,000	1,806,000	160,000	273,000	4,000,000	500,000	500,000	400,000	800,000
Weighted average exercise price (euros)	—	—	0.73	0.95	0.47	1.00	0.91	1.00	2.74	3.98	4.1	5.49
Fair value at grant date (euros)	—	—	0.49	0.68	0.35	0.2	0.43	0.17	2.00	3.53	2.56	2.64
Expiration date	—	—	02/19/2027	11/30/2025	11/30/2024	11/30/2019	11/30/2019	05/31/2022	11/30/2019	05/31/2019	11/30/2017	03/31/2017

Balance at January 1, 2015	1.53	6,594,676	—	—	1,724,730	160,000	273,000	3,342,833	158,000	139,800	286,500	509,813

Granted	0.96	1,766,218	—	1,766,218	—	—	—	—	—	—	—	—
Forfeited	1.00	(7,778)	—	—	—	—	—	(7,778)	—	—	—	—
Exercised	0.46	(9,030)	—	—	(9,030)	—	—	—	—	—	—	—

Balance at December 31, 2015	1.41	8,344,086	—	1,766,218	1,715,700	160,000	273,000	3,335,056	158,000	139,800	286,500	509,813

Granted	0.97	453,961	—	453,961	—	—	—	—	—	—	—	—
Forfeited	0.83	(179,417)	—	(142,581)	(17,119)	(19,717)	—	—	—	—	—	—

Balance at December 31, 2016	1.40	8,618,630	—	2,077,598	1,698,581	140,283	273,000	3,335,056	158,000	139,800	286,500	509,813

Granted	0.72	5,345,477	5,345,477	—	—	—	—	—	—	—	—	—
Forfeited	0.81	(335,116)	(280,000)	(55,116)	—	—	—	—	—	—	—	—
Correction	2.74	92,500	—	—	—	—	—	—	92,500	—	—	—
Expired	6.54	(516,063)	—	—	—	—	—	—	—	(3,750)	(2,500)	(509,813)

Balance at December 31, 2017	0.95	13,205,428	5,065,477	2,022,482	1,698,581	140,283	273,000	3,335,056	250,500	136,050	284,000	—